UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

December 31, 2008 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

OIL FIELD SERVICES — 23.5%
Atwood Oceanics, Inc.*	586,700	$8,964,776
BJ Services Company	2,159,800	25,204,866
ENSCO International Incorporated	2,150,000	61,038,500
Patterson-UTI Energy, Inc.	4,208,000	48,434,080
Pride International, Inc.	1,288,000	20,582,240
Rowan Companies, Inc.	2,721,000	43,263,900
		$207,488,362
TECHNOLOGY — 13.5%
Arrow Electronics, Inc.*	2,684,700	$50,579,748
Avnet, Inc. *	3,152,600	57,408,846
Western Digital Corporation*	990,700	11,343,515
		$119,332,109
RETAILING — 8.9%
Charming Shoppes, Inc. *‡	7,500,000	$18,300,000
Circuit City Stores, Inc.*	5,636,000	732,680
Foot Locker, Inc.	3,436,916	25,226,963
RadioShack Corporation	1,116,400	13,329,816
Signet Jewelers Ltd.	2,018,600	17,501,262
Zale Corporation*‡	1,057,500	3,521,475
		$78,612,196
OIL AND GAS EXPLORATION — 8.7%
CNX Gas Corporation	282,200	$7,704,060
Cabot Oil & Gas Corporation	103,200	2,683,200
Cimarex Energy Company	170,200	4,557,956
Newfield Exploration Company	1,269,900	25,080,525
Rosetta Resources, Inc.*‡	4,455,800	31,547,064
St. Mary Land & Exploration Company	242,500	4,925,175
		$76,497,980
FINANCIAL — 4.6%
Horace Mann Educators Corporation	630,100	$5,790,619
Mercury General Corporation	763,900	35,131,761
		$40,922,380
INDUSTRIAL PRODUCTS — 4.2%
Trinity Industries, Inc.	2,340,300	$36,883,128

BASIC MATERIALS — 1.2%
Reliance Steel & Aluminum	555,908	$11,084,806

CONSUMER NON-DURABLES — 1.2%
American Greetings Corporation	1,407,800	$10,657,046

CONSUMER DURABLES — 0.5%
Champion Enterprises, Inc.*‡	4,451,600	$2,492,896
Coachmen Industries, Inc.‡	859,000	1,580,560
Fleetwood Enterprises, Inc.*‡	4,627,600	462,760
		$4,536,216
DEFENSE — 0.0%
Datapath, Inc.*,‡,†	4,100,000	$41,000

TOTAL COMMON STOCKS — 66.3% (Cost $932,500,776)		$586,055,223

SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES
Federal Home Loan Bank — 4.75% 2009	$50,000,000	$50,361,000
Federal Home Loan Bank — 5.25% 2009	25,000,000	25,434,000
U.S. Treasury Bill — 1.85% 2009	200,000,000	199,965,560
U.S. Treasury Bill — 1.55% 2009	25,000,000	24,996,832
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES — 34.1% (Cost $298,588,801)		$300,757,392

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,231,089,577)		$886,812,615

SHORT-TERM INVESTMENT — 0.4% (Cost $3,313,001)
State Street Bank Repurchase Agreement — 0.01% 1/2/09
(Collateralized by $2,345,000 principal amount of U.S. Treasury Bonds - 4.75% 2037)	$3,313,000	$3,313,001

TOTAL INVESTMENTS — 100.8% (Cost $1,234,402,578) — NOTE 2		$890,125,616
Other assets and liabilities, net — (0.8)%		(6,628,786)
TOTAL NET ASSETS — 100.0%		$883,496,830

*	Non-income producing securities

‡	Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended December 31, 2008.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended December 31, 2008.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income
Champion Enterprises, Inc.	—	—	—	—
Charming Shoppes, Inc.	—	—	—	—
Coachmen Industries, Inc.	—	—	—	—
Datapath, Inc.	—	—	—	—
Fleetwood Enterprises, Inc.	—	—	—	—
Rosetta Resources, Inc.	—	—	—	—
Zale Corporation	—	—	—	—

†

Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. Datapath, Inc. constituted 0.0% of total net assets at December 31, 2008.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on April 1, 2008. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2008:

Level 1 – Quoted prices	$810,976,615
Level 2 – Other significant observable inputs**	79,108,001
Level 3 – Significant unobservable inputs	41,000
Total investments	$890,125,616

**	Includes $3,313,001 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the three months ended December 31, 2008:

Beginning value at 10/1/08	$6,150,000
Net unrealized appreciation (depreciation)	(6,109,000)
Ending value at 12/31/08	$41,000

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$345,212,930
Gross unrealized depreciation:	(689,489,892)
Net unrealized depreciation:	$(344,276,962)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:	February 26, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	February 26, 2009